Document and Entity Information	Mar. 29, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	NEWS CORP
Amendment Flag	false
Entity Central Index Key	0001564708
Document Type	8-K
Document Period End Date	Mar. 29, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-35769
Entity Tax Identification Number	46-2950970
Entity Address, Address Line One	1211 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	416-3400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.01 par value
Trading Symbol	NWSA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, par value $0.01 par value
Trading Symbol	NWS
Security Exchange Name	NASDAQ